Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Summary of goodwill	Goodwill is not amortised; it is tested annually at 30 September for impairment or more frequently if events or changes in circumstances indicate a potential impairment. Refer to note 4 for further information.

	2023 US$m	2022 US$m
Net book value
At 1 January	826	879
Adjustment on currency translation	(29)	(53)
At 31 December	797	826
– cost	16,237	15,974
– accumulated impairment	(15,440)	(15,148)

At 1 January
– cost	15,974	16,987
– accumulated impairment	(15,148)	(16,108)
At 31 December, goodwill has been allocated as follows:

	2023 US$m	2022 US$m
Net book value
Richards Bay Minerals	370	405
Pilbara	342	337
Dampier Salt	85	84
	797	826

Key assumptions calculation of fair value less costs of disposal	The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding change in FVLCD are set out below:

	2023 US$m	2022 US$m
5% increase in the titanium slag price	217	207
1% increase in the discount rate applied to post-tax cash flows	(175)	(140)
10% strengthening of the South African rand	272	263